Manor Investment Funds, Inc.

3rd Quarter Report

September 30, 2006

(Unaudited)

Fund Office:

15 Chester Commons

Malvern, PA 19355

610-722-0900        800-787-3334

www.manorfunds.com

Managed by:

Morris Capital Advisors, LLC

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

September 30, 2006

Dear Fellow Shareholders:

Our funds continue to prosper by consistently applying the conservative investment approach that has been successful over so many years.

Somewhere The Fat Lady Is Singing

Everywhere I turn people are talking about Hedge Funds and Private Equity Funds. I see articles in business publications, articles in the news magazines, chatter at dinner parties and social encounters. Supposedly, these funds are staffed by “the best and the brightest” people in the financial industry. By all accounts they generate high returns, they reduce risk, and produce fantastic profits for the investment firms. They are hailed as the investment wave of the future. Conservative, long-term investment managers, like yours truly, are by implication the dinosaurs of the industry. I haven’t heard such conviction since the dot com IPO boom. I haven’t seen such support from the investment community since Mike Milken’s junk bond LBO craze. But these things always end badly. If you listen carefully, and remember financial market history, you should be hearing warning sounds amongst the hype.

For example, marketing for these funds is at a fever pitch. The Wall Street Journal recently ran a feature article describing transatlantic fights where fledgling hedge fund managers paid for the opportunity to pitch their funds to a captive audience. Analysts are stretching for deals. I read a story recently where a hedge fund bought a sizable interest in a company with the goal of pressuring management to take on debt and payout a hefty premium. They were dismayed to learn that they had cornered the non-voting shares, and must have left the meeting somewhat sheepishly. Returns have declined. There are so many funds that most struggle to generate returns that compensate for the risk their investors are asked to bear. And there have been some spectacular disasters. Amaranth Advisors, a “diversified” energy fund, lost more than 60% of its value in a few weeks when the price of natural gas declined. That fund is currently in liquidation to return what little is left to participants.

Somewhere the fat lady is singing, and when investors finally tune in it is likely that they will realize that every transaction has risk, and that investment strategies based on the profit motives of the managers are doomed to crash on the rocks of over-speculation. As in other manias, the “best and the brightest” have piled into similar investment strategies using leverage and frenzied overtrading that inevitably shorten investment horizons and compete away the profit potential. While some days it makes us feel like we’ve been missing a raucous and wild party, we are increasingly confident in our ability to provide strong risk-adjusted returns for our shareholders because the “best and the brightest” have abandoned long-term investing.

The Manor Fund

The Manor Fund rose 1.09%, net of all fees and expenses, during the quarter ending September 30, 2006, underperforming the S&P 500 index, and comparable mutual funds as measured by the Lipper Large-Cap Core mutual fund index (5.65%, and 4.29% respectively). The Fund continues to outperform the S&P 500 index for the trailing 1-year, 3-year, and 5-year periods, ending September 30, 2006, with a return of 11.96%, 14.78%, and 9.29% compared to the S&P 500 (10.77%, 12.27%, 6.96%). The fund also outperformed comparable mutual funds as measured by the Lipper Large-cap Core mutual fund index for the trailing 3-year and 5-year periods ending September 30, 2006, with returns of 14.78% and 9.29%, compared to the Lipper index (10.57% and 5.75%).

During the 3rd quarter of 2006 the Manor Fund was helped by substantial gains in Manor Care, Freddie Mac, Allstate Insurance, Pepsico, and Vornado Realty Trust. Manor Care has risen steadily since early in the year. It reported strong revenue and earnings growth, exceeding expectations. Freddie Mac rebounded from lows in July as investors began to anticipate the end of interest rate hikes by the Fed. Allstate also rebounded from the lows in July based on the interest rate cycle and greatly reduced casualty losses during this hurricane season. Pepsico rose steadily as investors shifted to consumer stocks that might have less risk in an uncertain economic environment. Vornado Realty Trust also benefited from the expectation that the Fed may be at the end of hiking interest rates.

Notable laggards during the 3rd Quarter include Norfolk Southern, Nucor, Alcan, Weatherford International, and Citrix Systems. Norfolk Southern suffered on concerns that higher energy prices and slowing economic growth will hurt earnings. Nucor, a steel producer, fell on lower demand and falling prices for its products. Alcan, a producer of aluminum products, declined on concerns that slowing economic growth will reduce demand. Weatherford International provides services to support energy exploration. It declined after rising earlier in the year, when slowing economic growth and declining oil prices raised concerns about future earnings.

During the quarter we sold Deere & Co. and reduced our position in Nucor Corp. We used the proceeds from the sale to purchase AT&T Inc. Deere & Co. is a cyclical company that will suffer in a slowing economy. We reduced our position in Nucor to take some profits from a position that had appreciated since we purchased it. We purchased AT&T, which was created from the merger of AT&T and SBC Communications. This new company has an attractive valuation and combines the strengths of each of the merged companies.

(Continued on page 10)

MANOR INVESTMENT FUNDS, INC.

MANOR FUND

Schedule of Investments

September 30, 2006

(Unaudited)

Portfolio of Investments

Description	Shares	Market Value

COMMON STOCKS – 95.4%
Consumer Discretionary – 10.8%
Best Buy Co., Inc.	2,539	$135,989
Home Depot	2,390	86,685
JCPenney	1,791	122,487
KB Home	1,423	62,327

		407,488

Consumer Staples – 10.6%
Colgate Palmolive	2,001	124,262
Pepsico, Inc.	2,262	147,618
Wal-Mart	2,543	125,421

		397,301

Energy – 9.3%
Devon Energy	1,190	75,148
Nabors*	2,620	77,945
Occidental Pet.	1,313	126,337
Weatherford Int. *	1,689	70,465

		349,895

Financial – 19.4%
Allstate Insurance	1,830	114,796
Bank of America	1,537	82,337
Chubb	2,192	113,897
Citigroup	1,969	97,800
Freddie Mac	1,440	95,515
Prudential Finl.	1,504	114,680
Vornado Realty Tr.	1,010	110,090

		729,115

Health Care – 12.2%
Endo Pharm. *	4,130	134,432
Johnson & Johnson	1,350	87,669
Manor Care, Inc.	2,590	135,405
Wellpoint, Inc.*	1,327	102,245

		459,751

Industrial – 8.2%
General Electric	2,270	80,131
Norfolk Southern	2,410	106,160
Paccar Inc.	945	53,884
Tyco Intl.	2,440	68,296

		308,471

Industrial – 8.3%
Fedex Corp.	931	101,181
Raythron Co.	2,628	126,170
Robert Half Int.	3,349	113,766

		341,117

Information Technology – 17.5%
Broadcom Corp-A *	4,239	128,611
EBay, Inc.	2,469	70,021
Intel Corp.	3,677	75,636
KLA-Tencor	2,592	115,266
Microsoft Corp.	3,574	97,749
Texas Instruments	3,938	130,939
Xilinx, Inc.	4,437	97,392

		715,614

Telecomm – 2.0%
DirecTV	4,214	82,932

		82,932

Utility – 3.3%
TXU Corp	2,135	133,480

		133,480

TOTAL COMMON STOCKS
(Cost $3,396,372)		3,884,260

SHORT-TERM INVESTMENTS – 5.2%
1st Amer. Gov. Fund	189,219	189,219
1st National M Mkt	23,049	23,049

TOTAL SHORT-TERM INVESTMENTS
(Cost $212,268)		212,268

TOTAL INVESTMENTS – 100.0%
(Cost $3,608,639)		4,096,528

Other Assets less Liabilities –
Net – Less than 0.1%		1,876

NET ASSETS – 100.0%		$4,098,404

*	Non-income producing during the period.

MANOR INVESTMENT FUNDS, INC.

MANOR FUND

Fund and Performance Information

September 30, 2006

(Unaudited)

Fund Performance

Investment Performance

Vs. the S&P 500 and the Lipper Large-Cap Core Index

Quarter and Annualized Total Return for Periods Ending September 30, 2006

	Manor Fund	S&P 500 Index	Lipper LC Core Funds

3rd Quarter	1.09%	5.65%	4.29%
1-Year	11.96%	10.77%	12.22%
3-Year Annualized	14.78%	12.27%	10.57%
5-Year Annualized	9.29%	6.96%	5.75%
Annualized since inception 9/26/95	6.20%	9.59%	6.42%

Annualized total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains, and a constant rate of performance each year. The performance table and returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reinvestment by the manager, a fund’s total return will be greater than it would be had the reimbursement not occurred. Previous performance does not guarantee future returns.

Top Holdings and Industry Sectors

Top Company Holdings

Company	% of Net Asets

Pepsico	3.9%
Best Buy Inc.	3.6%
Endo Pharm.	3.6%
Exelon	3.6%
Manor Care, Inc.	3.6%

Top Industry Sectors

Industry	% of Net Assets

Financial	19.4%
Information Tech.	13.9%
Health Care	12.2%
Consumer Disc.	10.8%
Consumer Staples	10.6%

MANOR INVESTMENT FUNDS, INC.

GROWTH FUND

Schedule of Investments

September 30, 2006

(Unaudited)

Portfolio of Investments

Description	Shares	Market Value

COMMON STOCKS – 94.8%
Consumer Discretionary – 22.2%
Bed, Bath, Beyond *	2,080	$79,581
Coach Inc. *	4,742	163,125
Fortune Brands	1,247	93,662
Gap, Inc.	4,680	88,686
Kohls Corp.	2,321	150,679
Mohawk Ind. *	1,188	88,447
News Corp., Inc.	6,030	124,459
Staples	5,068	123,304

		911,943

Consumer Staples – 3.3%
Constellation	4,641	133,568

		133,568

Energy – 4.0%
Baker-Hughes	1,190	81,158
Valero Energy	1,597	82,198

		163,356

Financial – 12.3%
Ace Limited	2,440	133,541
American Int. Grp.	1,160	76,862
Capital One	1,480	116,417
Etrade Financial *	7,382	176,577

		503,397

Health Care – 21.9%
Express Scripts *	1,690	127,511
Fisher Scientific	1,483	116,030
Forest Labs *	1,320	66,805
Genentech Inc. *	1,270	105,029
Quest Diagnostics	2,140	130,882
Schering Plough	5,942	131,259
Unitedhealth Group	2,010	98,892
Zimmer Holdings	1,814	122,445

		898,853

Industrial – 8.3%	931	101,181
Fedex Corp.

Raythron Co.	2,628	126,170
Robert Half Int.	3,349	113,766

		341,117

Information Technology – 17.5%
Broadcom Corp-A *	4,239	128,611
EBay, Inc.	2,469	70,021
Intel Corp.	3,677	75,636
KLA-Tencor	2,592	115,266
Microsoft Corp.	3,574	97,749
Texas Instruments	3,938	130,939
Xilinx, Inc.	4,437	97,392

		715,614

Telecomm – 2.0%
DirecTV	4,214	82,932

		82,932

Utility – 3.3%
TXU Corp	2,135	133,480

		133,480

TOTAL COMMON STOCKS (Cost $3,396,372)		3,884,260

SHORT-TERM INVESTMENTS – 5.2%
1st Amer. Gov. Fund	189,219	189,219
1st National M Mkt	23,049	23,049

TOTAL SHORT-TERM INVESTMENTS (Cost $212,268)		212,268

TOTAL INVESTMENTS – 100.0% (Cost $3,608,639)		4,096,528
Other Assets less Liabilities –
Net – Less than 0.1%		1,876

NET ASSETS – 100.0%		$4,098,404

*	Non-income producing during the period.

MANOR INVESTMENT FUNDS, INC.

GROWTH FUND

Fund and Performance Information

September 30, 2006

(Unaudited)

Fund Performance

Investment Performance

Vs. the S&P 500 and Lipper Large-Cap Growth Index

Quarter and Annualized Total Return for Periods Ending September 30, 2006

	Growth Fund	S&P 500 Index	Lipper LC Growth Funds

3rd Quarter	1.90%	5.65%	1.84%
1-Year	3.48%	10.77%	1.14%
3-Year Annualized	11.28%	12.27%	7.95%
5-Year Annualized	7.70%	6.96%	3.56%
Annualized since inception 6/30/99	1.69%	1.23%	-4.34%

Annualized total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains, and a constant rate of performance each year. The performance table and returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reinvestment by the manager, a fund’s total return will be greater than it would be had the reimbursement not occurred. Previous performance does not guarantee future returns.

Top Holdings and Industry Sectors

Top Company Holdings

Company	% of Net Assets

ETrade Financial	4.3%
Coach	4.0%
Kohls Corp.	3.7%
Ace Limited	3.3%
Constellation Brands	3.3%

Top Industry Sectors

Industry	% of Net Assets

Consumer Disc.	22.2%
Health Care	21.9%
Information Tech.	17.5%
Financial	12.3%
Industrial	8.3%

MANOR INVESTMENT FUNDS, INC.

BOND FUND

Schedule of Investments

September 30, 2006

(Unaudited)

Portfolio of Investments

Description	Face Amount	Value

U.S. GOVERNMENT BONDS – 89.7%
U.S. Treasury 2.250% Due 02-15-07	100,000	$98,969
U.S. Treasury 3.250% Due 08-15-07	200,000	197,093
U.S. Treasury 3.125% Due 10-15-08	200,000	194,000
U.S. Treasury 3.625% Due 07-15-09	250,000	243,516
U.S. Treasury 3.500% Due 12-15-09	200,000	193,375
U.S. Treasury 3.875% Due 07-15-10	400,000	390,250
U.S. Treasury 3.875% Due 02-15-13	200,000	191,813
U.S. Treasury 4.000% Due 02-15-14	200,000	192,125

TOTAL U.S. GOVERNMENT BONDS
(Cost $1,738,839)		1,701,141

SHORT-TERM INVESTMENTS – 9.6%
1stAmerican Treasury Obligation Fund	110,416	110,416
1st National Money Market	70,726	70,726

TOTAL SHORT-TERM INVESTMENTS
(Cost $ 181,142)		181,142

TOTAL INVESTMENTS – 99.3%
(Cost $ 1,919,981)		1,882,283
Other Assets less Liabilities – Net – 0.7%		13,117

NET ASSETS - 100.0%		$1,895,400

SECURITY VALUATION:

Equity securities which are traded on a national or foreign securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price on the principal exchange on which they are traded on the date of determination. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The independent pricing organization values the investments, taking into consideration characteristics of the securities, values of similar securities that trade on a regular basis, and other relevant market data. Securities for which market quotations are not readily available may be fair valued under procedures adopted by the Fund’s board. Short-term securities maturing in 60 days or less are stated at cost plus accrued interest earned which approximated market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

MANOR INVESTMENT FUNDS, INC.

BOND FUND

Fund and Performance Information

September 30, 2006
(Unaudited)

Fund Performance

Investment Performance

Vs. the Lehman Int. Treasury Index

and the Lipper Gov’t Index

Quarter and Annualized Total Return for Periods Ending September 30, 2006

	Bond Fund	Lipper US Gov’t Fund Index	Lehman Intermediate Gov’t Index

3rd Quarter	2.26%	3.39%	2.94%
1-Year	2.14%	3.07%	2.36%
3-Year Annualized	0.65%	2.70%	1.97%
5-Year Annualized	1.68%	3.81%	3.50%
Annualized since inception	3.29%	5.28%	5.02%
6/30/99

Annualized total return reflects the change in the value of an investment, assuming reinvestment of the fund’s dividend income and capital gains, and a constant rate of performance each year. The performance table and returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reinvestment by the manager, a fund’s total return will be greater that it would be had the reimbursement not occurred. Previous performance does not guarantee future returns.

Top Five Holdings

Security	% of Net Assets

US Treasury 3.875% due 7/15/10	20.6%
US Treasury 3.625% due 7/15/09	12.9%
US Treasury 3.250% due 8/15/07	10.4%
US Treasury 3.125% due 10/15/08	10.2%
US Treasury 3.500% due 12/15/09	10.2%

(Continued from page 3)

The Growth Fund

The Growth Fund rose 1.90%, net of all fees and expenses, during the quarter ending September 30, 2006, outperforming comparable mutual funds as measured by the Lipper Large-Cap Growth mutual fund index (1.84%). The Fund also outperformed the Lipper Large-Cap Growth mutual fund index for the trailing 1-year, 3-year, 5-year periods, and since inception ending September 30, 2006, with returns for the Fund of 3.48%, 11.28%, 7.70%, and 1.69%, compared to the Lipper mutual fund index (1.14%, 7.95%, 3.56%, and -4.34%). The Fund continues to outperform the S&P 500 index for the trailing 5-year period, and since inception ending September 30, 2006, with returns of 7.70% and 1.69%, compared to 6.96% and 1.23% for the S&P 500 index.

During the 3rd quarter of 2006 the Growth Fund was helped by strong performance from Coach, Zimmer Holdings, Texas Instruments, Schering Plough, and Forest Labs. Coach bounced from the lows in mid-July after reporting revenues and earnings above expectations. Zimmer, a manufacturer of orthopedic devices, jumped after reporting strong earnings on modest revenue growth. During their earnings announcement they also discussed the limited scope of a government probe into price fixing throughout the implant industry that caused the stock to drop earlier in the year. Texas Instruments rebounded in July, just after being added to the portfolio. It reported slightly better earnings and benefited from a rebound in many technology companies. Schering Plough shares jumped after reporting a profit in the current quarter compared to a loss in the previous year. The turnaround was due to stronger revenues and the benefits of a restructuring initiated last year. Forest Labs jumped after reporting earnings that far exceeded expectations, driven by reduced costs and revenue growth.

Weak holdings in the portfolio included Baker-Hughes, Robert Half, Valero Energy, EMC Corp., and Capital One. Baker-Hughes and Valero are both energy companies that rose substantially earlier in the year. They declined as falling oil prices lowered expectations for future earnings. Robert Half, an employment staffing company, declined sharply in July as fears of an economic slowdown overshadowed strong company results. EMC declined as disappointing earnings reduced expectations. The company suffered from poor execution and an acquisition strategy that seems inconsistent with their core business. Capital One Financial declined due to concerns that an economic slowdown will increase cardholder default rates.

During the quarter we sold Golden West Financial, EMC Corp., the spin-off companies of Cendant, Dell, and a portion of our position in Baker-Hughes. We purchased Texas Instruments, KLA-Tencor Fisher Scientific, Constellation Brands, and DirecTV. We sold Golden West after its buyout offer from Wachovia. We sold EMC for reasons outlined above, and sold the spin-off companies from Cendant because they did not fit in our growth strategy. We also sold Dell because we are concerned about its valuation and ability to adjust its direct sales model to new markets. We purchased Texas Instruments to replace EMC. We purchased Fisher Scientific and KLA-Tencor, both with attractive valuations and good growth prospects, to increase our allocation to both the health care and technology sectors. Late in the quarter we purchased Constellation Brands and DirecTV, increasing our investment in the consumer and telecommunication sectors.

The Bond Fund

The Bond Fund generated a return of 2.26%, net of all fees and expenses, for the quarter ending September 30, 2006, underperforming the Lipper US Government mutual fund index (3.39%) and the Lehman Intermediate Government index (2.94%). For the year ending September 30, 2006, the Fund generated a return of 2.14%, less than the Lehman Intermediate Government Index (2.36%) and the Lipper US Government mutual fund index (3.07%). Performance over the recent quarter reflects the relatively conservative position of the Fund’s investment portfolio of US Treasury securities. The portfolio has an average yield to maturity of 4.34%, an average maturity of approximately 5.21 years, and an average duration of 2.82 years. The duration of a bond portfolio is a measure of risk, with a lower duration indicating a lower level of risk. The Fund is managed to provide a low-risk alternative for conservative investors.

Making Our Own Music

Over the most recent quarter the financial markets experienced dramatic corrections within industry sectors as hedge funds shifted allocations and unwound leveraged positions. The markets were also affected by a shift from small-cap to large-cap stocks and from low-quality to high-quality stocks. These cross-currents were evidenced in the divergent returns among the market indices. While it is tempting to try to adjust our investment strategy to catch the sector shifts, the added value could be more than offset by the cost of trading activity and risk of market timing. Since this type of inter-market volatility often precedes a significant market move, we feel that it is important to maintain our focus on our fundamentally based investment process as a means to position our fund portfolios in stocks with attractive valuations and growth potential over the next several quarters, and the years beyond.

Sincerely,

Daniel A. Morris

Manor Investment Funds, Inc.

Fund Office:

15 Chester County Commons

Malvern, PA 19355

610-722-0900           800-787-3334

www.manorfunds.com